Expense Example - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268